New England Life Insurance Company
One Financial Center
Boston, MA 02111

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re:  New England Variable Life Separate Account
     File Nos. 333-73676/ 811-03713
     Zenith Flexible Life 2002
     Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement and the Statement of Additional information (the "SAI"), each dated May 1, 2017, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in Post-Effective Amendment No. 23 for the Account filed with the Commission on April 27, 2017.

If you have any questions, please call the undersigned at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Associate General Counsel